Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease [Line Items]
Balance	$ 168	$ 197
Additions following the acquisition of POM	16
Additions during the year	512	102
Amortization during the year	(286)	(146)
Effect of changes in exchange rates	3	15
Balance	$ 407	$ 168